Interest Expense	12 Months Ended
Dec. 31, 2024
Interest Expense [Abstract]
Interest Expense
20.	INTEREST EXPENSE
Interest expense is comprised of the following:

	December 31, 2024	December 31, 2023
Interest on SVB debt facility (Note 11(a))	$601,637	$1,162,773
Other interest and accretion	1,936	7,400

Total	$603,573	$1,170,173